Other investments	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Investments [Abstract]
Other investments
10	Other investments

	2025	2024
	US $ in millions
Non-current investments
Financial assets at fair value through other comprehensive income (*)	1,024.8	1,060.0
Financial assets at fair value through profit or loss (*)	21.7	13.2
Other	5.2	7.7
	1,051.7	1,080.9

Current investments
Bank deposits and other financial assets at amortized cost	179.0	150.9
Financial assets at fair value through other comprehensive income (*)	555.9	648.5
Other	0.2	1.0
	735.1	800.4

(*) See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.

As of December 31, 2025: Investment in bank deposits at amortized costs bare average interest of 4.6% (2024: 5.0%) and mature in 2026. Investment in debt securities at fair value through other comprehensive income bare average interest of 4.3% (2024: 4.4%) and mature in a weighted average of 1.7 years.